(LOSSES) EARNINGS PER SHARE - Computation of diluted earnings (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	28,625,350	313,360,030
Outstanding employee options and nonvested restricted stocks
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	28,625,350	85,120,720
Shares of convertible senior notes
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share		228,239,310